Equity Method Investments (Windward) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Item	Dec. 31, 2024 USD ($) Item	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments		$ 42,826		$ 15,769
Gain/(loss) from equity method investments (Note 4)		$ (146)		$ (262)	$ 894
Diana Energize [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership interest percent	45.87%	45.87%	45.45%	45.45%
Windward [Member]
Schedule Of Equity Method Investments [Line Items]
Number of unrelated companies entered into joint venture with | Item	2	2
Equity Method Investments		$ 36,631		$ 10,063
Gain/(loss) from equity method investments (Note 4)		$ (518)		$ (671)
Commitment amount | €	€ 50,000,000		€ 25,000,000